CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues, net of business tax, value-added tax and related surcharges, financing lease income from related party	¥ 9,141	$ 1,330	¥ 10,695	¥ 7,988
Interest expense to related party	¥ 7,150	$ 1,040	¥ 46,355	¥ 15,073